Schedule I - Condensed Financial Information of Registrant	12 Months Ended
Dec. 31, 2012
SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF REGISTRANT [Abstract]
Condensed Financial Information of Parent Company Only Disclosure

KU6 MEDIA CO., LTD. (FOMERLY KNOWN AS HURRAY! HOLDING CO., LTD.)

ADDITIONAL INFORMATION — FINANCIAL STATEMENT SCHEDULE I
BALANCE SHEET

	December 31, 2011	December 31, 2012
	(in U.S. dollars, except number of shares)
Assets
Current assets:
Cash and cash equivalents	7,754,457	5,219,295
Prepaid expenses and other current assets	434,230	312,174
Amount due from subsidiaries and variable interest entities	—	3,003,202
Amount due from related parties	19,534,641	6,096,800
Total current assets	27,723,328	14,631,471
Investments in subsidiaries	27,155,056	21,046,640
Total assets	54,878,384	35,678,111

Liabilities and shareholders’ equity
Accrued expenses and other current liabilities	942,423	664,896
Amounts due to subsidiaries and variable interest entities	2,707,933	1,071,669
Amount due to related parties	375,000	375,000
Total current liabilities	4,025,356	2,111,565

Shareholders’ equity:
Ordinary shares ($0.00005 par value; 12,000,000,000 shares authorized; 5,019,786,036 and 4,732,446,560 shares issued and outstanding as of December 31, 2011 and 2012, respectively)	250,939	236,575
Additional paid-in capital	184,874,259	177,182,895
Accumulated deficit	(132,449,371)	(141,940,509)
Accumulated other comprehensive loss	(1,822,799)	(1,912,415)
Total shareholders’ equity	50,853,028	33,566,546
Total liabilities and shareholders’ equity	54,878,384	35,678,111

KU6 MEDIA CO., LTD. (FOMERLY KNOWN AS HURRAY! HOLDING CO., LTD.)

ADDITIONAL INFORMATION — FINANCIAL STATEMENT SCHEDULE I
STATEMENT OF OPERATIONS

	Year ended December 31, 2010	Year ended December 31, 2011	Year ended December 31, 2012
	(in U.S. dollars, except number of shares)
Operating expenses:
Product development	150,584	603,879	278,168
Selling and marketing	160,231	(31,880)	30,773
General and administrative	4,072,134	2,433,905	1,119,757
Total operating expenses	4,382,949	3,005,904	1,428,698
Loss from operations	(4,382,949)	(3,005,904)	(1,428,698)
Interest income	9,404	112,416	349,525
Interest expense	—	(375,000)	—
Other income	205,043	—	—
Foreign exchange loss	(38,767)	(9)	(15,589)
Equity in losses of subsidiaries	(47,302,995)	(46,075,410)	(8,396,376)
Net loss	(51,510,264)	(49,343,907)	(9,491,138)

KU6 MEDIA CO., LTD. (FOMERLY KNOWN AS HURRAY! HOLDING CO., LTD.)

ADDITIONAL INFORMATION — FINANCIAL STATEMENT SCHEDULE I
STATEMENTS OF CASH FLOWS

	Year ended December 31, 2010	Year ended December 31, 2011	Year ended December 31, 2012
	(in U.S. dollars, except number of shares))
Operating activities:
Net loss	(51,510,264)	(49,343,907)	(9,491,138)
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation	1,891,931	1,231,919	463,753
Share-based compensation cost in relation to disposition of Yisheng	—	522,251	—
Equity in losses of subsidiaries	47,302,995	46,075,410	8,396,376
Prepaid expenses and other current assets	(106,581)	(193,214)	122,056
Amounts due from subsidiaries and variable interest entities	—	—	(1,645)
Amount due from related parties	(942,919)	(1,692,875)	(92,159)
Other payables and accruals	4,738	(323,956)	(277,527)
Amounts due to subsidiaries and variable interest entities	2,381	(77,833)	(4,013,840)
Amounts due to related parties	—	375,000	—
Net cash used in operating activities	(3,357,719)	(3,427,205)	(4,894,124)

Investing activities:
Decrease of short-term investments	10,000,000	—	—
Proceeds from disposal of subsidiary	37,243,901	—	—
Loan to subsidiaries	(53,418,876)	(5,762,569)	(3,001,557)
Loan to related parties	(3,200,000)	(14,108,019)	(470,000)
Repayment of loans to related parties under common control of Shanda	—	—	14,000,000
Investment in subsidiary	—	(30,000,000)	—
Net cash provided by (used in) investing activities	(9,374,975)	(49,870,588)	10,528,443

Financing activities:
Proceeds from exercise of options	20,350	3,750	—
Proceeds from issuance of ordinary shares to Shanda	—	50,000,000	—
Proceeds from issuance of Convertible Bond to Shanda	—	50,000,000	—
Cash paid for redemption of Convertible Bond to Shanda	—	(50,000,000)	—
Repuchase of ordinary shares	—	—	(8,169,481)
Net cash provided by (used in) financing activities	20,350	50,003,750	(8,169,481)
Effect of exchange rate changes on cash and cash equivalents	—	—	—
Net decrease in cash and cash equivalents	(12,712,344)	(3,294,043)	(2,535,162)
Cash and cash equivalents, beginning of year	23,760,844	11,048,500	7,754,457
Cash and cash equivalents, end of year	11,048,500	7,754,457	5,219,295

Note

Basis for Preparation

The condensed financial statements of the Company have been prepared in accordance with SEC Regulation S-X Rule 5-04 and Rule 12-04.

The Financial Information of the Parent Company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the Company records its investment in subsidiaries under the equity method of accounting. Such investment and long-term loans to subsidiaries are presented on the balance sheet as “Investment in subsidiaries” and the profit of the subsidiaries is presented as “Equity in losses of subsidiaries” on the statement of operations.

These statements should be read in conjunction with the notes to the consolidated financial statements of the Group. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted.